Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Use of estimates	The preparation of financial statements at a certain date requires the Company to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the fiscal year. Future results might differ from the estimates and assessments made on the date of preparation of these consolidated financial statements.
Consolidation policies	This capacity is, in general but not solely, obtained by the direct or indirect ownership of more than 50% of the voting shares of an entity.
Maximum accumulated inflation rate	In recent years, inflation in Argentina has been high, with an accumulated inflation rate exceeding 100% over the last 3 years.
Description of significant influence in associates	Associates are those entities in respect of which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but not control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.
Useful life of cash generating units	5 years
Shareholders equity attributable to shareholders of the parent company	$ 10,552	$ 8,264	$ 8,131	$ 9,167
Assets classified as disposal group held for sale	0	1	6
Share trading premiums	38
Revenues	18,757	13,682	9,690
Selling expenses	$ 1,896	$ 1,507	$ 1,324
Dilutive effect of share options on number of ordinary shares	0	0	0
Increase (decrease) due to changes in accounting policy [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Revenues		$ 450	$ 322
Selling expenses		450	322
Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Shareholders equity attributable to shareholders of the parent company	$ 787	$ 787	$ 787	$ 787
Metrogas S.A. [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of non-controlling interest acquired	(30.00%)
YTEC [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of non-controlling interest acquired	(49.00%)
Bottom of range [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of defined contribution plan	3.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of legal reserve transferred	5.00%
Top of range [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of defined contribution plan	10.00%
Top of range [member] | Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Maximum legal reserve of subscribed Capital plus adjustment to contribution	20.00%
Consolidated entities [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Investment Owned Percent Of Net Assets	100.00%